Information about Loans that Meet Definition of Impaired Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired
Recorded Investment	$ 467	$ 1,672
Unpaid Principal Balance	467	2,094
Related Allowance		62
Average Recorded Investment	897	1,853
Interest Income Recognized	89	28
Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	180	808
Unpaid Principal Balance	180	808
Related Allowance		62
Average Recorded Investment	449	803
Interest Income Recognized	15	18
Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	119	250
Unpaid Principal Balance	119	318
Average Recorded Investment	115	315
Interest Income Recognized	7	9
Real Estate | Home Equity
Financing Receivable, Impaired
Recorded Investment	5
Unpaid Principal Balance	5
Average Recorded Investment	6	6
Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	163	399
Unpaid Principal Balance	163	753
Average Recorded Investment	257	683
Interest Income Recognized	62
Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Recorded Investment		215
Unpaid Principal Balance		215
Average Recorded Investment	70	46
Interest Income Recognized	5	1
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired
Recorded Investment	467	1,435
Unpaid Principal Balance	467	1,857
Average Recorded Investment	897	1,614
Interest Income Recognized	89	18
Impaired Financing Receivables with No Related Allowance | Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment	180	571
Unpaid Principal Balance	180	571
Average Recorded Investment	449	564
Interest Income Recognized	15	8
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial
Financing Receivable, Impaired
Recorded Investment	119	250
Unpaid Principal Balance	119	318
Average Recorded Investment	115	315
Interest Income Recognized	7	9
Impaired Financing Receivables with No Related Allowance | Real Estate | Home Equity
Financing Receivable, Impaired
Recorded Investment	5
Unpaid Principal Balance	5
Average Recorded Investment	6	6
Impaired Financing Receivables with No Related Allowance | Real Estate | Construction and land development
Financing Receivable, Impaired
Recorded Investment	163	399
Unpaid Principal Balance	163	753
Average Recorded Investment	257	683
Interest Income Recognized	62
Impaired Financing Receivables with No Related Allowance | Real Estate | Commercial and Industrial
Financing Receivable, Impaired
Recorded Investment		215
Unpaid Principal Balance		215
Average Recorded Investment	70	46
Interest Income Recognized	5	1
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired
Recorded Investment		237
Unpaid Principal Balance		237
Related Allowance		62
Average Recorded Investment		239
Interest Income Recognized		10
Impaired Financing Receivables with Related Allowance | Real Estate | Residential
Financing Receivable, Impaired
Recorded Investment		237
Unpaid Principal Balance		237
Related Allowance		62
Average Recorded Investment		239
Interest Income Recognized		$ 10